Shelton International Select Equity Fund (formerly, WHV International Equity Fund)
Shelton International Select Equity Fund (formerly, WHV International Equity Fund)
Investment Objective
The Shelton International Select Equity Fund (the "International Equity Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 16 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Shelton International Select Equity Fund (formerly, WHV International Equity Fund)	Class A		Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Shelton International Select Equity Fund (formerly, WHV International Equity Fund)		Class A	Class I
Management Fees	[1]	0.74%	0.74%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.28%	0.28%
Total Annual Fund Operating Expenses	[1]	1.27%	1.02%
Fee Waiver		(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement		1.24%	0.99%
[1]	Expenses shown above have been restated to reflect a reduction in the Fund's contractual advisory fee and contractual fee waiver. Shelton Capital Management ("Shelton" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, extraordinary items, "Acquired Fund" fees and expenses and brokerage commissions) do not exceed (on an annual basis) 1.24% with respect to Class A shares and 0.99% with respect to Class I shares of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. Prior to February 15, 2016, the Management Fee was 1.00% (on an annual basis) of the Fund's average daily net assets and the Expense Limitation was (on an annual basis) 1.50% with respect to Class A shares and 1.25% with respect to Class I shares. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation amount.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Shelton International Select Equity Fund (formerly, WHV International Equity Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	694	952	1,229	2,018
Class I	101	322	560	1,245

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended April 30, 2016, the Fund's portfolio turnover rate was 40.06% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund primarily invests in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth. The Fund invests its assets in equity securities of non-U.S. companies located in countries with developed markets, but may also invest in companies domiciled in emerging markets. The Fund's investments in equity and equity-related securities include common and preferred stock, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), exchange-traded funds, convertible preferred stock, warrants and rights.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a universe of stocks listed within the MSCI ACWI ex USA index, as well as those in other developed, emerging, and frontier markets with a market capitalization of $2.5 billion or higher. The Adviser anticipates that the percentage of the Fund's investable universe not included in the MSCI ACWI ex USA index will be approximately 20%. The Fund ordinarily invests in no fewer than three different countries outside the U.S. Under normal market conditions, the Fund will invest at least 40% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies. However, the Fund may invest a lesser amount of its assets in securities of non-U.S. companies when market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies. The Fund will normally invest in the securities of approximately 30 to 50 issuers.

The Fund has a policy to invest, under normal conditions, at least 80% of its net assets (plus borrowings for investment purposes) at the time of initial purchase, in equity or equity-related securities. This non-fundamental policy may be changed by the Board of Trustees of the Trust without shareholder approval upon sixty (60) days' written notice to shareholders.

The Adviser implements its investment strategy by first using a proprietary global "life-cycle" screen to narrow the Fund's investable universe. The Adviser then uses a fundamental, "bottom-up" research selection and disciplined portfolio construction process which is focused on identifying stocks that the Adviser believes have the ability to generate sustainable returns, regardless of sector or country.

The Adviser's "life-cycle" screen classifies companies according to their cash flow returns and asset growth into one of the following five categories, which are independent of sector, industry or region classification:

•  Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.

•  Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

•  Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

•  Maturity: Companies characterized as earning a small positive spread above the cost of capital.

•  Distress: Companies characterized as having returns driven down below the cost of capital.

The Adviser's investment team actively invests across all five stages of the "life-cycle", building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments.

Once the "life-cycle" screen has been applied, the Adviser uses a fundamental, bottom-up stock selection process. The team's initial analysis includes researching a company's business model, competitive landscape, management and financial statements. The Adviser's investment team generally seeks companies which it believes have an attractive investment thesis and are, in the Adviser's opinion, mispriced by the market. In constructing and maintaining the portfolio, the investment team seeks to balance the portfolio's risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

The Adviser will sell or reallocate a Fund's securities if the Adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Foreign Investing Risks: Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

•  Emerging Market Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•  Growth Securities Risks: Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the Adviser anticipates.

•  Mid Cap Stock Risk: Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•  Small Cap Stock Risk: The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Currency Risk: The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

•  Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

•  Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past seven calendar years through December 31, 2015 and show how the average annual total returns for one year, three years, five years and since inception, before and after taxes, compare with those of the MSCI EAFE Index (Europe, Australasia, Far East), a broad measure of market performance. The front-end sales charge on Class A shares is not reflected in the bar chart or calendar year-to-date returns; if the front-end sales charge was reflected, returns would be less than shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. In connection with the retirement of the Fund's former portfolio manager, effective February 15, 2016, the Fund changed its investment strategy to reflect the Rivington Select International Equity Strategy that is managed by the Rivington portfolio management team comprised of Matthias Knerr, CFA, Chris LaJaunie, CFA and Andrew Manton. Performance for the periods shown below prior to February 15, 2016 is based on the prior investment strategy utilized by the Fund. For periods subsequent to February 15, 2016, the Fund intends to measure performance compared to the MSCI ACWI Ex USA Index*, an appropriate broad-based securities market index. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.Sheltoncap.com or by calling the Fund toll-free at (888) 948-4685.

*  The MSCI ACWI ex USA Index is calculated net of taxes applicable to foreign investors who are subject to a foreign tax withholding on dividends received. The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA consists of 45 country indexes comprising 22 developed and 23 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Class I Annual Total Returns

Calendar Year-to-Date Total Return as of June 30, 2016: 0.51% During the periods shown in the chart:
Best Quarter	Worst Quarter
33.72%	(24.86)%
(June 30, 2009)	(September 30, 2011)

Shelton International Select Equity Fund — Class I & Class A Shares Average Annual Total Returns for the Periods Ended December 31, 2015
Average Annual Returns - Shelton International Select Equity Fund (formerly, WHV International Equity Fund)		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I		(19.23%)	(4.38%)	7.51%	Dec. 19, 2008
Class A		(19.46%)	(4.64%)	1.16%	Jul. 31, 2009
After Taxes on Distributions | Class I		(19.67%)	(4.52%)	7.40%
After Taxes on Distributions and Sale of Fund Shares | Class I		(10.15%)	(3.11%)	6.15%
MSCI EAFE (Gross) Index (reflects no deductions for fees, expenses or taxes) Class I Comparison	[1]	(0.39%)	4.07%	11.72%	Dec. 19, 2008
MSCI EAFE (Net) Index (reflects no deductions for fees, expenses or taxes) Class I Comparison	[1]	(0.81%)	3.60%	11.19%	Dec. 19, 2008
MSCI EAFE (Gross) Index (reflects no deductions for fees, expenses or taxes) Class A Comparison	[1]	(0.39%)	4.07%	6.28%	Jul. 31, 2009
MSCI EAFE (Net) Index (reflects no deductions for fees, expenses or taxes) Class A Comparison	[1]	(0.81%)	3.60%	5.83%	Jul. 31, 2009
[1]	The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. MSCI, Inc. publishes two versions of this Index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the gross dividends version, MSCI reinvests as much as possible of a company's dividend distributions. The reinvested amount is equal to the total dividend amount distributed to persons residing in the country of the dividend-paying company. Gross total return indexes do not, however, include any tax credits. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares only; after-tax returns for Class A shares will vary, in which case you may be taxed upon withdrawal of monies from the tax-deferred arrangement. The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.